Financial assets and liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 10,778	$ 26,236
Fair value of financial derivative liability	10,262	0
Fair value of royalty payments from commercialization of the intellectual property acquired	739	656
Contingent consideration	$ 21,779	$ 26,892